Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 28, 2022 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 100.33%
Alabama - 5.75%
Black Belt Energy Gas District
4.000%, 10/01/2052	$1,800,000	$1,942,577
Southeast Energy Authority A Cooperative District
4.000%, 11/01/2051 (a)	2,000,000	2,201,158
		4,143,735
Alaska - 4.23%
Alaska Housing Finance Corp.
5.000%, 12/01/2033	2,590,000	3,049,171
Arizona - 2.67%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	743,203
5.000%, 01/01/2036	1,000,000	1,185,529
		1,928,732
Colorado - 2.87%
Colorado Educational & Cultural Facilities Authority
5.000%, 03/01/2035	1,610,000	2,068,325
Connecticut - 0.66%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	472,911
Florida - 2.84%
Florida Housing Finance Corp.
3.200%, 07/01/2030	420,000	425,876
Florida's Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,621,140
		2,047,016
Illinois - 11.63%
Chicago O'Hare International Airport
5.000%, 01/01/2036	2,000,000	2,291,879
5.000%, 01/01/2036	750,000	839,347
Illinois Finance Authority
5.000%, 07/01/2036	1,300,000	1,578,822
Illinois Finance Authority - Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,800,171
State of Illinois
4.000%, 03/01/2022	875,000	875,000
		8,385,219
Kansas - 1.98%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,210,000	1,431,472
Massachusetts - 8.46%
Commonwealth of Massachusetts
4.000%, 11/01/2035	2,000,000	2,320,674
Massachusetts Development Finance Agency
5.000%, 07/01/2050 (a)	750,000	918,512
Massachusetts Development Finance Agency - Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	493,763
Massachusetts Development Finance Agency - Partners HealthCare System
5.000%, 07/01/2030	2,000,000	2,366,267
		6,099,216

Minnesota - 0.81%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2026	550,000	585,904
Nebraska - 1.07%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	765,000	769,730
Nevada - 5.31%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,278,189
County of Clark Department of Aviation
5.000%, 07/01/2033	1,770,000	1,913,647
Las Vegas Valley Water District
5.000%, 06/01/2030	555,000	634,781
		3,826,617
New York - 16.45%
City of New York, NY
5.000%, 12/01/2034	705,000	846,986
Metropolitan Transportation Authority
5.000%, 11/15/2027	1,795,000	2,002,901
4.000%, 11/15/2035	1,000,000	1,075,899
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 02/01/2036	1,695,000	2,100,427
New York State Dormitory Authority
5.000%, 02/15/2033	1,090,000	1,199,185
Port Authority of New York & New Jersey
5.000%, 11/15/2033	1,490,000	1,760,221
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	410,070
3.125%, 10/01/2032	970,000	998,029
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	1,255,000	1,464,900
		11,858,618
Ohio - 4.16%
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	875,375
5.000%, 12/01/2030	1,835,000	2,127,996
		3,003,371
Pennsylvania - 11.60%
Commonwealth of Pennsylvania
3.250%, 08/15/2026	1,560,000	1,644,749
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033	1,130,000	1,222,741
4.000%, 11/15/2035	1,480,000	1,634,213
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	510,000	518,453
3.200%, 10/01/2031	2,065,000	2,117,928
Pennsylvania Turnpike Commission
5.000%, 12/01/2035	1,040,000	1,224,181
		8,362,265
Texas - 13.36%
Arlington Higher Education Finance Corp. - A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	339,411
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2033	825,000	1,034,570
Clifton Higher Education Finance Corp.
4.000%, 08/15/2032	1,000,000	1,147,375
North Texas Tollway Authority
3.990%, 09/01/2037 (b)	2,035,000	1,088,038
San Antonio Independent School District/TX
4.000%, 08/15/2035	500,000	583,999

State of Texas
5.000%, 10/01/2034	1,250,000	1,476,468
Tarrant Regional Water District
5.000%, 03/01/2029	550,000	606,696
Tarrant Regional Water District Water Supply System Revenue
5.000%, 03/01/2032	350,000	394,747
Texas Municipal Gas Acquisition and Supply Corp I
6.250%, 12/15/2026	2,635,000	2,965,273
		9,636,577
Virginia - 2.05%
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035	1,460,000	1,474,975
Washington - 2.81%
State of Washington
5.000%, 06/01/2032	550,000	674,973
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,351,497
		2,026,470
Wisconsin - 1.62%
State of Wisconsin
5.000%, 11/01/2032	1,000,000	1,168,933
TOTAL MUNICIPAL BONDS (Cost $71,862,169)		72,339,257

	Shares
Money Market Funds - 0.18%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	130,943	130,943
Total Money Market Funds (Cost $130,943)		130,943

Total Investments (Cost $71,993,112) - 100.51%		72,470,200
Liabilities in Excess of Other Assets - (0.51)%		(368,763)
Total Net Assets - 100.00%		$72,101,437

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Zero coupon bond; effective yield is shown.
(c)	The rate shown represents the seven day yield as of February 28, 2022.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2022.

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$60,059,264	$40,861,287	$-	$100,920,551
Real Estate Investment Trusts	1,741,071	-	-	1,741,071
Total Equity Securities	61,800,335	40,861,287	-	102,661,622
Money Market Funds	2,346,306	-	-	2,346,306
Total Investments in Securities	$64,146,641	$40,861,287	$-	$105,007,928

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$27,731,822	$22,161,906	$-	$49,893,728
Real Estate Investment Trusts	187,342	699,876	-	887,218
Total Equity Securities	27,919,164	22,861,782	-	50,780,946
Money Market Funds	1,100,464	-	-	1,100,464
Total Investments in Securities	$29,019,628	$22,861,782	$-	$51,881,410

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,033,787	$-	$1,033,787
Corporate Bonds	-	15,679,137	-	15,679,137
Mortgage Backed Securities	-	11,846,683	-	11,846,683
Municipal Bonds	-	12,285,991	-	12,285,991
U.S. Government Notes/Bonds	-	12,653,161	-	12,653,161
U.S. Government Agency Issues	-	5,504,042	-	5,504,042
Total Fixed Income Securities	-	59,002,801	-	59,002,801
Exchange-Traded Funds	1,892,889	-	-	1,892,889
Money Market Funds	245,930	-	-	245,930
Total Investments in Securities	$2,138,819	$59,002,801	$-	$61,141,620

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$72,339,257	$-	$72,339,257
Total Fixed Income Securities	-	72,339,257	-	72,339,257
Money Market Funds	130,943	-	-	130,943
Total Investments in Securities	$130,943	$72,339,257	$-	$72,470,200

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$38,064,762	$-	$38,064,762
Total Fixed Income Securities	-	38,064,762	-	38,064,762
Money Market Funds	258,010	-	-	258,010
Total Investments in Securities	$258,010	$38,064,762	$-	$38,322,772

The Funds held no Level 3 securities during the period ended February 28, 2022.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2022.